PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Mar. 31, 2023
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and the former variable interest entities (“VIEs”). The Company, its subsidiaries and the former consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the laws of the Cayman Islands as an exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operations and geographic market is in the People’s Republic of China (“PRC”). In order to devote all resources towards developing and scaling up its online used car business and to relieve its future growth from additional guarantee obligations or credit risks, the Group made a series of strategic divestiture transactions (the “Divestiture Transactions”) that occurred during 2019 and subsequent period in 2020. Since September 2020, the Group has shifted to an “inventory-owning” model where the Group sells its own inventory of used vehicles. Prior to these Divestiture Transactions, as disclosed in the below paragraphs, the Group was primarily engaged in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C).

China’s used car market follows clear seasonal patterns where the fourth quarter is typically the peak season and the first quarter is typically slower due to the Chinese New Year Holiday. The Company decided to change its fiscal year end from December 31 to March 31, effective April 1, 2020, in order to focus on strategic planning for each new fiscal year during the off peak first quarter.

Divestiture Transactions

On March 24, 2020, the Company entered into definitive agreements with 58.com and its affiliates (“58.com”) to sell its 2B online used car auction business in exchange for a total gross consideration of US$105 million (equivalent to RMB740.3 million). The transaction contemplated under the definitive agreements was closed in April 2020.

On July 12, 2019 and September 30, 2019, the Company entered into binding term sheet and definitive agreements, respectively, with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantees starting from the three months ended December 31, 2019. The transaction contemplated under the definitive and supplemental agreements was closed on April 23, 2020.

After the Divestiture Transactions, the Group primarily operated its cross-regional online used car transaction business (2C). Since September 2020, the Group started to shift to the “inventory-owning” model where the Group sells its own inventory of used vehicles, and this model has been further updated since March 2021 when the Group started to acquire used vehicles directly from individuals.

As of March 31, 2023, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.	Hefei	September 8, 2021	100%	Vehicle sales
Youche (Hainan) Information Technology Co., Ltd.	Hainan	November 30, 2021	100%	Vehicle sales
Hefei Youquan Information Technology Co., Ltd.	Hefei	December 13, 2021	100%	Vehicle sales
Youfang (Beijing) Information Technology Co., Ltd.	BeiJing	March 25, 2016	100%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100%	Vehicle sales

Variable interest entities

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Company used to operate online platforms that provided internet information services and engaged in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests were held by certain management members of the Company (“Nominee Shareholders”). The Company obtained control, as determined under US GAAP, over these PRC domestic companies (“former VIEs”) by entering into a series of contractual arrangements, including exclusive options agreements, power of attorney, exclusive business cooperation agreements (which includes arrangements which provide for services to these domestic companies), equity pledge agreements and loan agreements, with these PRC domestic companies and their respective Nominee Shareholders. Historically, we, through Yougu (Shanghai) Information Technology Co., Ltd. and Youxinpai (Beijing) Information Technology Co., Ltd., had a series of contractual arrangements with the former VIEs and the shareholders of the former VIEs until the Company conducted a series of restructuring transactions in March 2022 to terminate the historical contractual arrangements with the former VIEs, which have become the Company’s wholly-owned subsidiaries, effective from March 31, 2022 (“Restructuring”). As a result of these historical contractual arrangements, we were able to direct the activities of and derive the economic benefits from the former VIEs and were considered the primary beneficiary of the former VIEs, and we have consolidated the financial results of these companies in our consolidated financial statements (through the date of our Restructuring) in accordance with U.S. GAAP. Neither Uxin Limited nor its investors have had an equity ownership in, direct foreign investment in, or control, other than as defined under U.S. GAAP, through contractual arrangements with, the former VIEs. The contractual arrangements were not equivalent to an equity ownership in the business of the former VIEs and their subsidiaries in China. After the Restructuring, we continue to consolidate the financial results of these companies in our consolidated financial statements as they have become our wholly owned subsidiaries.

Prior to the Divestiture Transactions, the Group primarily operated 2B and 2C online platforms through one of the former VIEs, Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) via the contractual agreements. In January 2015, the MIIT eliminated the restrictions on foreign ownership in the SHFTZ Notice for enterprises in the Shanghai Pilot Free Trade Zone that provide online data processing and transaction processing services (operating E-commerce) under value-added telecommunications services. Certain eligible WFOEs and subsidiaries of WFOEs of the Company applied for and obtained the VATS Licenses to operate the 2B and 2C online platforms since 2015 and 2016 and through the Divestiture Transactions. After the Divestiture Transactions, the current business, mainly including the retail and wholesale business, is operated by the Company’s subsidiaries.

Pursuant to the Restructuring, the wholly owned subsidiaries that previously had contractual arrangements with the former VIEs and their respective shareholders purchased all equity interests held by such shareholders in the former VIEs. Accordingly, all contractual arrangements that enabled such shareholders to exercise effective control over the former VIEs, receive substantially all of the economic benefits of the former VIEs and have exclusive options to purchase all or part of the equity interests in the former VIEs, were effectively terminated on March 31, 2022.

Liquidity

The Company has incurred net losses since inception and, as of March 31, 2023, had an accumulated deficit in the amount of approximately RMB16.9 billion. The Company’s current liabilities exceeded its current assets by approximately RMB322.2 million as of March 31, 2023. The Company’s cash balance as of March 31,2023 was approximately RMB92.7 million, and its operating cash outflow during the fiscal year ended March 31, 2023 was approximately RMB251.1 million. Accordingly, management assessed the Company’s ability to meet its maturing obligations and working capital requirements over the next twelve months. This assessment included an evaluation of whether management’s business and financing plans would be sufficient to conclude the Company could continue as a going concern.

The Company’s plans include steps to improve cash flows from operations and to obtain additional capital from external investors and other parties. A summary of those plans includes:

Improvement in cash flows from operations:

•
An increase in the gross margin on automobile sales, which management believes should improve after increasing demand following the lifting of COVID restrictions in mainland China.

•
Optimizing the cost structure of the Company to reduce expenses, and to reduce cash outflows including those related to future lease payments through ongoing negotiations with the lessor of the new inspection and reconditioning center (“IRC”) in Hefei.

Additional financing:

•
As of March 31, 2023, the Company was entitled to a consideration receivable of US$81.6 million due from NIO Capital for the subscription of its senior convertible preferred shares. Pursuant to additional agreements entered into in April 2023, US$61.6 million out of this consideration receivable was offset with the Company’s long-term debt of US$61.6 million owed to NIO Capital and US$1.6 million was received in cash in April 2023. The remaining consideration receivable of US$18.4 million, pursuant to these additional agreements, is due to be received from NIO Capital no later than December 31, 2023.

•
Pursuant to assignment and amendment agreements dated June 30, 2023, Alpha Wealth Global Limited (“Alpha”) acquired from NIO Capital and Joy Capital the warrant right to purchase up to 261,810,806 senior convertible preferred shares of the Company at a modified exercise price of US$0.0457 per share (equivalent to US$1.37 per American depositary shares (“ADS”)). Joy Capital only assigned a portion of its warrants under this amended agreement. Alpha and Joy Capital (either together or separately) are entitled , at their discretion, to exercise the respective warrants in full to subscribe for an aggregate amount of US$21,964,754 of the Company’s senior convertible preferred shares no later than September 30, 2023. With respect to the warrants that are not exercised by September 30, 2023, the amendment agreement may be terminated, and the exercise price for such warrants will resume to US$0.3433 per share (equivalent to US$10.3 per ADS).

•
The Company has completed, or plans to complete, financing transactions with banks as follows:

(i)
In March 2023, the Company obtained inventory-pledging facilities with two reputable banks in the PRC pursuant to which the banks will finance the Company’s future purchases of used car inventories, up to an aggregate amount of RMB250 million (equivalent to approximately US $36.4 million).

(ii)
On June 28, 2023, the Company entered into a supplemental agreement with WeBank to extend the repayment of RMB30 million (equivalent to approximately US $4.4 million) that was due on June 30, 2023. Pursuant to the agreement, the repayment will be divided into 6 monthly instalments of RMB5 million (equivalent to approximately US$0.7 million) from June 2023 to November 2023;

(iii)
The Company plans to seek renewal of its working capital facility (RMB50 million, equivalent to approximately US$7.3 million) when it becomes due in November 2023.

The Company’s plans include significant, subjective assumptions that are subject to uncertainty. These assumptions include increasing demand for used cars over the next twelve months, renewing the inventory-pledging and working capital facilities and achieving the planned profit improvement, as well as management’s ability to satisfactorily negotiate final lease terms (relating to the Hefei IRC) that help facilitate the Company’s intention to reduce costs and reduce cash outflows from operations. In addition, financing from the exercise of warrants that is not already contractually committed may not be available at terms that are favourable to the Company, or in amounts that are not sufficient to meet the Company’s needs over the next twelve months.

Management has concluded that these uncertainties cast substantial doubt on the Company’s ability to meet its maturing obligations and working capital requirements over the next twelve months, which would impact the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.